Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	May 31, 2018	Jun. 30, 2018 USD ($) Customer	Jun. 30, 2017 USD ($) Customer	Jun. 30, 2016 Customer
Summary of Significant Accounting Policies (Textual)
Percentage of gross sales price and VAT rates range	16.00%
Tax examination, description		The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2018, 2017 and 2016. All of the tax returns of the Company's subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2022.
Functional currency, description		Our functional currency is the RMB, and our financial statements are presented in U.S. dollars. The RMB depreciated by 2.0% in fiscal year 2017 and appreciated by 2.4% in fiscal 2018.
Revenues [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk		30.80%	38.60%	59.20%
Number of customers | Customer		1	1	1
Accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk		35.90%	39.10%
Number of customers | Customer		1	1	2
Accounts receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk				47.30%
Accounts receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk				10.00%
Singapore [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		$ 81,644	$ 130,614
Australia [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		4,005	130,413
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		5,568,360	353,636
Taiwan [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		76,789
China [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		$ 4,012,088	$ 4,199,905
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest in the voting shares of the investee		50.00%
Percentage of value added tax		16.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest in the voting shares of the investee		20.00%
Percentage of value added tax		6.00%